PROPERTY AND EQUIPMENT, NET - Schedule of property and equipment, net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 8,458	$ 5,565
Accumulated depreciation			912	170
Property and equipment, net	$ 7,746		7,546	5,395
Depreciation expense	$ 475	$ 353	776	86	$ 66
Disposed accumulated depreciation			34
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross			7,238	5,058
Computers and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross			394	128
Laboratory equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross			719	251
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross			50	37
Cars
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 57	57
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross				$ 34